1
Gabelli Pet Parents’ Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 92 .5%
Consumer Products — 5 .4%
2,000 Oil-Dri Corp. of America ............................ $ 117,980
1,500 Spectrum Brands Holdings Inc. ................ 79,500
197,480
Consumer Services — 4 .5%
750 Amazon.com Inc. † ................................... 164,542
Diagnostics — 7 .4%
500 IDEXX Laboratories Inc. † .......................... 268,170
Pet Food and Nutrition — 11 .2%
100,000 BARK Inc. † .............................................. 87,950
500 Colgate-Palmolive Co. .............................. 45,450
2,900 Freshpet Inc. † .......................................... 197,084
750 Nestlé SA ................................................. 74,513
404,997
Pet Healthcare — 20 .5%
15,000 CVS Group plc ......................................... 257,372
12,000 Elanco Animal Health Inc. † ....................... 171,360
45,000 Petco Health & Wellness Co. Inc. † ............ 127,350
1,000 Vetoquinol SA .......................................... 87,404
250 Virbac SACA ............................................. 94,089
225,000 Zomedica Corp. † ...................................... 9,101
746,676
Pet Products — 13 .9%
1,300 Central Garden & Pet Co. † ........................ 45,734
325 Central Garden & Pet Co. , Cl. A † ............... 10,169
8,000 Chewy Inc. , Cl. A † .................................... 340,960
500 Church & Dwight Co. Inc. ......................... 48,055
500 The Clorox Co. ......................................... 60,035
504,953
Pet Services — 12 .7%
37,500 Pets at Home Group plc ............................ 134,863
1,500 Tractor Supply Co. .................................... 79,155
4,500 Trupanion Inc. † ........................................ 249,075
463,093
Pharmaceuticals — 14 .4%
22,500 Animalcare Group plc ............................... 90,801
4,750 Phibro Animal Health Corp. , Cl. A .............. 121,315
2,000 Zoetis Inc. ................................................ 311,900
524,016
Retail — 2 .5%
1,250 CVS Health Corp. ...................................... 86,225
1,500 PetMed Express Inc. † ............................... 4,980
91,205
TOTAL COMMON STOCKS ........................ 3,365,132
Shares
Market
Value
PREFERRED STOCKS — 0 .9%
Retail — 0 .9%
5,000 QVC Group Inc. , 8.000% , 03/15/31 ........... $ 34,350
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .6%
$ 240,000 U.S. Treasury Bills,
4.225 % to 4.271% †† ,
07/24/25 to 09/18/25 ............................ 238,473
TOTAL INVESTMENTS — 100.0%
(Cost $ 2,826,840 ) ................................. $ 3,637,955
† Non-income producing security.
†† Represents annualized yields at dates of purchase.